Stockholders’ Equity	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Equity [Abstract]
Stockholders’ Equity

Note 8 – Stockholders’ Equity

The Company is authorized to issue 900,000,000 shares of its common stock, par value $0.001. 2,896,844 and 2,178,766 shares were outstanding as of January 31, 2022 and April 30, 2021, respectively. In August 2020, the board of directors authorized a reverse split of the common stock on a 1-for-2,000 basis, whereby the Company issued to each of its stockholders one share of Common Stock for every 2,000 shares of common stock held by such stockholder. The reverse split was effective on November 5, 2020. The financial statements for the nine- and three-month periods ended January 31, 2021 have been adjusted to give effect to the reverse split.

On January 27, 2022, the Company filed a Form S-8 registration statement for securities to be offered in employee benefit plans, to register 300,000 shares of common stock from the Company’s 2021 Equity Incentive Plan. Stock options were granted under this plan in February 2022, see Note 14.

On July 26, 2021, the Company issued 361,736 shares of its common stock as payment of $3,523,462 of supplemental consideration that was owed to its affiliate, Netcapital Systems LLC. The 361,736 shares of common stock include an aggregate of 35,609 shares of common stock, that paid off liabilities totaling $346,821, that were made to our Chief Executive Officer, a company controlled by a member of the board of managers of Netcapital Systems LLC and to an individual manager.

On July 27, 2021, the Company completed a private placement for gross proceeds of $1,592,395 in conjunction with the sale of restricted shares of common stock at a price of $9.00 per share. A total of 176,934 shares of common stock were issued.

Effective October 31, 2021 and July 31, 2021, the Company issued an aggregate of 937 shares of restricted stock to two employees. The shares were valued at $10,073 and $14,056, respectively.

During the quarter ended January 31, 2022, the Company issued a total of 55,312 shares of common stock to personnel, valued at $554,022, for services rendered. The Company also issued 22,222 shares in conjunction with a private placement at $9.00 for a $200,000 stock subscription ; 50,000 shares in conjunction with the purchase of a business, MSG Development Corp.; and 50,000 shares to purchase a 10% interest in a marketing firm, Caesar Media Group Inc.

7. Stockholders’ Equity

The Company is authorized to issue 900,000,000 shares of its common stock, par value $0.001. 2,178,766 and 417,059 shares were outstanding as of April 30, 2021 and 2020, respectively. In August 2020, the board of directors authorized a reverse split of the common stock on a 1-for-2,000 basis, whereby the Company issued to each of its stockholders one share of Common Stock for every 2,000 shares of common stock held by such stockholder. The reverse split was effective on November 5, 2020. The financial statements for the year ended April 30, 2020 have been adjusted to give effect to the reverse split. As of April 30, 2020, the balance sheet accounts for capital in excess of par value and for common stock were increased and decreased by $830,852, respectively.

In fiscal 2021, 99,270 shares of common stock were issued for stock-based compensation, 1,666,360 shares of common stock were issued to purchase Netcapital Funding Portal Inc., and 5,000 shares of common stock were returned to the Company in exchange for a 20% ownership of AthenaSoft Corp. that was acquired by the Company during fiscal 2018. The book value of the AthenaSoft Corp. shares surrendered by the Company was zero dollars, as the Company had recognized an impairment loss in a prior year. The Company also issued 1,077 shares of common stock, valued at $15,000, to pay a $15,000 liability.

In fiscal 2020, 39,375 shares of common stock were issued for stock-based compensation.

For the years ended April 30, 2021 and 2020, the Company recorded $680,611 and $356,252, respectively, in stock-based compensation expense. As of April 30, 2021 and 2020, there was $631,878 and $609,010 of prepaid stock-based compensation expense.

The table below presents the components of stock-based compensation expense for the years ended April 30, 2021 and 2020.

Schedule of stock-based compensation expense
Description	April 30, 2021	April 30, 2020
Chief Executive Officer	$161,107	$112,035
Chief Financial Officer	161,107	112,035
Chief Marketing Officer	31,693	7,061
Related party consultant	76,882	49,711
Marketing consultant	5,286	—
Marketing consultant	119,059	—
Marketing consultant	20,000	—
Marketing consultant	28,595	—
Business consultant	76,882	49,711
Total	$680,611	$356,252

The table below presents the shares issued as compensation for the years ended April 30, 2021 and 2020:

	Year Ended	Year Ended
Description	April 30, 2021	April 30, 2020
Chief Executive Officer	—	13,125
Chief Financial Officer	—	13,125
Chief Marketing Officer	3,646	625
Related party consultant	—	6,250
Business consultant	—	6,250
Marketing consultant	625	—
Marketing consultant	20,000	—
Marketing consultant	75,000	—
Total	99,270	39,375

The table below presents the prepaid stock-based compensation expense as of April 30, 2021 and 2020:

	Year Ended	Year Ended
Description	April 30, 2021	April 30, 2020
Chief Executive Officer	$40,608	$201,715
Chief Financial Officer	40,608	201,715
Related party consultant	25,908	102,790
Business consultant	25,908	102,790
Marketing consultant	380,441	—
Marketing consultant	118,405	—
Total	$631,878	$609,010